Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2024
Document Effective Date	Apr. 30, 2024
Prospectus Date	Apr. 30, 2024
FPA New Income Fund | FPA New Income Fund
Prospectus:
Trading Symbol	FPNIX
FPA New Income Fund | Investor Class
Prospectus:
Trading Symbol	FPNRX